16. BIOLOGICAL ASSETS (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about biological assets [line items]
Biological assets, beginning balance	$ 18,949,252
Biological assets , ending balance	20,782,597	$ 18,949,252
Biological Assets
Disclosure of detailed information about biological assets [line items]
Biological assets, beginning balance	18,949,252	19,186,291
Increases other than those from business combinations, biological assets	37,241,084	25,859,087
Increases (decreases) for exchange differences (net), biological assets	381,002	(242,948)
Other increases (decreases) net	9,115	(8,022)
Decreases due to harvests or collection, biological assets	(35,797,856)	(25,845,156)
Biological assets , ending balance	$ 20,782,597	$ 18,949,252